Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented (in thousands):

	Goodwill	Tradenames
Balance, December 31, 2020	$34,255	$35,997
Foreign currency adjustments	—	—
Balance, December 31, 2021	34,255	35,997
Foreign currency adjustments	501	—
Additions	7,292	—
Balance, December 31, 2022	42,048	35,997
Foreign currency adjustments	885	0
Additions	3,991	0
Balance, December 31, 2023	$46,924	$35,997
The goodwill balance of the Company relates to goodwill recognized by NetDragon in connection with the 2015 acquisition of Promethean World Limited as discussed in Note 2 - Summary of Significant Accounting Policies, the 2022 acquisition of Explain Everything and the 2023 acquisition of GEH Singapore as discussed in Note 3 - Business Combinations. The goodwill recorded as part of the acquisition of Promethean is assigned to the Company's eLMTree reporting unit. Given the timing of the acquisition of GEH Singapore relative to December 31, 2023, the Company has only performed a preliminary purchase price allocations, and has not yet concluded how it will assign the goodwill recorded as part of this acquisition between its two reporting units.
The tradenames balance relates to the intangible assets recognized by NetDragon in connection with the 2015 acquisition of Promethean World Limited. There were no impairments of goodwill and indefinite-lived intangible assets identified for the years ended December 31, 2023, 2022 and 2021.
Finite-Lived Intangible Assets
The Company acquired student base (student care), franchise relationships, brands and content as a part of its 2023 acquisition of GEH Singapore as discussed in Note 3 - Business Combinations.
The components of intangible assets, all of which are finite-lived, consisted of the following:

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.0
Patent and developed technology	$37,323	$(30,023)	$7,300	1.9
Student base (Childcare)	$4,000	$—	$4,000	4.0
Franchise relationships	$1,700	$—	$1,700	10.0
Brands	$1,600	$—	$1,600	10.0
Tradenames	$576	$(207)	$369	2.0
Content	$450	$—	$450	5.0
Non-compete agreements	$54	$(20)	$34	2.0
	$56,217	$(40,764)	$15,453

	December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)

Customer relationships	$10,514	$(10,514)	$—	0.0
Patent and developed technology	$37,403	$(26,022)	$11,381	2.8
Tradenames	$560	$—	$560	10.0
Non-compete agreements	$59	$—	$59	2.0
	$48,536	$(36,536)	$12,000
No impairments of finite-lived intangible assets were identified during fiscal years 2023, 2022 and 2021. The Company estimates that it has no significant residual value related to the finite-lived intangible assets.
During the years ended December 31, 2023, and 2022, intangible assets amortization expense was $4,223 and $3,631, respectively, which was entirely included in cost of sales on the Company’s consolidated statement of operations. Intangible assets for which amortization was previously recorded in general and administrative expenses in prior years became fully amortized in the year ended December 31, 2021. Intangible assets amortization expense was $5,091, of which $3,631 was included in cost of sales and $1,460 was included in general and administrative expenses on the Company’s consolidated statement of operations for the year ended December 31, 2021.
The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2023:

Year Ending December 31,
2024	$5,594
2025	$4,989
2026	$1,439
2027	$1,439
2028	$439
Thereafter	$1,553
Total	$15,453